Subsidiaries (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Subsidiaries (Details) [Line Items]
Mineral assets with a carrying amount (in Dollars)	$ 7,200
Maximum [Member]
Subsidiaries (Details) [Line Items]
Owned and controlled, percentage	90.00%
Minimum [Member]
Subsidiaries (Details) [Line Items]
Owned and controlled, percentage	10.00%